Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) (Details) - Energy contracts - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Derivative assets
Gross Amount Recognized in Balance Sheet	$ 242	$ 94
Counterparty Netting of Energy Contracts	29	25
Cash Collateral Received/Posted	62	7
Net Amount	151	62
Derivative liabilities
Gross Amount Recognized in Balance Sheet	(52)	(49)
Counterparty Netting of Energy Contracts	(29)	(25)
Cash Collateral Received/Posted	0	0
Net Amount	$ (23)	$ (24)